Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended			12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2007	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 EBA Bancshares, Inc. and subsidiary, Eagle Bank of Alabama(collectively "EBA")	Sep. 30, 2012 McIntosh Commercial Bank	Mar. 26, 2010 McIntosh Commercial Bank	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 09, 2011 The First National Bank Of Florida ("FNB")	Jun. 26, 2009 Neighborhood Community Bank ("NCB")	Sep. 30, 2012 Building and Building Improvements Minimum	Sep. 30, 2012 Building and Building Improvements Maximum	Sep. 30, 2012 Furniture and Fixtures Minimum	Sep. 30, 2012 Furniture and Fixtures Maximum	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Sep. 30, 2010 First Charter MHC	Aug. 27, 2012 Stock Repurchase Plan 2	Sep. 30, 2012 Stock Repurchase Plan 2	Sep. 27, 2011 Stock Repurchase Plan 1	Sep. 30, 2012 Stock Repurchase Plan 1	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Apr. 20, 2010 First Charter MHC	Sep. 30, 2010 First Charter	Sep. 30, 2012 First Charter	Sep. 30, 2011 First Charter
Summary Of Significant Accounting Policies [Line Items]
Percentage of Outstanding Shares				20.00%
Stock repurchased during period, shares				500,000																	50,000		335,321
Equity method investment, ownership percentage																								63.00%	63.00%	61.00%		61.00%	61.00%
Stock issued during period, shares, new issues			4,400,000
Treasury stock, shares, retired																											4,400,000
Stock repurchase plan																				5.00%		5.00%
Stock repurchased during period, value	$ 3,588,013																				$ 470,000		$ 3,118,014
Dividends waived																	422,896	1,700,000	5,700,000
Estimated useful lives													20 years	39 years	3 years	15 years
Average discount rate									1.50%		2.00%	4.00%
Useful lives of intangible asset, core deposit					5 years	13 years	13 years	5 years		6 years
Carrying value of certain long-term assets acquired in acquisition												1,100,000
Cash surrender value of bank owned life insurance	33,831,920	32,774,523
Increases in cash surrender value on bank owned life insurance	$ 1,057,397	$ 1,096,510	$ 1,128,164